Significant Accounting Policies (Policies)	5 Months Ended
Jun. 03, 2014
Accounting Policies [Abstract]
Use of Estimates & Indemnifications

Use of Estimates & Indemnifications

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

[1]	Effective July 1, 2014, the Fund name will change to ProShares UltraShort Bloomberg Commodity
[2]	Effective July 1, 2014, the Fund name will change to ProShares UltraShort Bloomberg Crude Oil
[3]	Effective July 1, 2014, the Fund name will change to ProShares UltraShort Bloomberg Natural Gas
[4]	Effective July 1, 2014, the Fund name will change to ProShares Ultra Bloomberg Commodity
[5]	Effective July 1, 2014, the Fund name will change to ProShares Ultra Bloomberg Crude Oil
[6]	Effective July 1, 2014, the Fund name will change to ProShares Ultra Bloomberg Natural Gas

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Basis of Presentation

Basis of Presentation

In June 2013, the FASB issued Accounting Standard Update No. 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 clarifies the characteristics of an investment company and provides comprehensive guidance for assessing whether an entity is an investment company and for the measurement of non-controlling ownership interests in other investment companies. The Trust and each Fund meet the requirements to be classified as an investment company and follows the accounting and reporting guidance in FASB Topic 946.

Federal Income Tax

Federal Income Tax

The Managed Futures Fund is registered as a series of a Delaware statutory trust and will be treated as a partnership for U.S. federal income tax purposes. Accordingly, the Managed Futures Fund does not expect to incur U.S. federal income tax liability; rather, each beneficial owner of the Fund will be required to take into account its allocable share of the Fund’s income, gain, loss, deductions and other items for the Fund’s taxable year ending with or within the beneficial owner’s taxable year.